COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Sales [abstract]
Disclosure of cost of sales [Table Text Block]

	Years ended December 31,
	2020	2019
Site operating costs	216,415	244,611
Transportation costs	18,248	17,832
Changes in inventories of finished goods	939	(5,570)
Changes in inventories of ore stockpiles	(11,361)	1,677
Production costs	224,241	258,550
Depletion and amortization	95,301	109,756
Cost of sales	319,542	368,306